Long-Term Debt - Deferred Financing Activity (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Deferred Financing Activity [Roll Forward]
Beginning balance	$ 43,783	$ 46,700
Additions	6,077	9,337
Rolled Over	0	0
Early Extinguishment	(3,259)	(695)
Amortized	(5,889)	(11,559)
Ending balance	40,712	43,783
Senior Notes | 6.375% Senior Secured Notes due 2019
Deferred Financing Activity [Roll Forward]
Beginning balance	11,693	20,182
Additions	0	0
Rolled Over	(1,476)	(3,423)
Early Extinguishment	(3,259)	(585)
Amortized	(1,310)	(4,481)
Ending balance	5,648	11,693
Senior Notes | 8.75% Senior Notes due 2020
Deferred Financing Activity [Roll Forward]
Beginning balance	15,053	18,892
Additions	0	0
Rolled Over	0	0
Early Extinguishment	0	0
Amortized	(1,923)	(3,839)
Ending balance	13,130	15,053
Senior Notes | 8.875% Senior Secured Notes Due 2022
Deferred Financing Activity [Roll Forward]
Beginning balance	903	1,170
Additions	0	0
Rolled Over	0	0
Early Extinguishment	0	(110)
Amortized	(76)	(157)
Ending balance	827	903
Senior Notes | 7.875% Senior Secured Notes Due 2022
Deferred Financing Activity [Roll Forward]
Beginning balance	11,714	0
Additions	6,077	9,337
Rolled Over	1,476	3,423
Early Extinguishment	0	0
Amortized	(1,567)	(1,046)
Ending balance	17,700	11,714
Revolving Credit Facility | Line of Credit
Deferred Financing Activity [Roll Forward]
Beginning balance	4,420	6,456
Additions	0	0
Rolled Over	0	0
Early Extinguishment	0	0
Amortized	(1,013)	(2,036)
Ending balance	$ 3,407	$ 4,420